Consolidated Statements of Income - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Profit or loss [abstract]
Revenue (notes 5 and 6)	$ 2,063	$ 1,712	$ 4,156	$ 3,502
Costs and expenses (income)
Cost of sales (notes 5 and 7)	1,545	1,176	3,035	2,328
General and administrative expenses	59	93	113	141
Exploration, evaluation and project expenses	98	97	172	170
Impairment charges (notes 9B and 13)	12	59	15	61
Loss on currency translation	(6)	75	16	90
Closed mine rehabilitation	16	9	41	0
Income from equity investees (note 12)	(50)	(10)	(78)	(26)
Gain on non-hedge derivatives	0	(1)	(1)	(3)
Other expense (note 9A)	7	38	34	39
Miscellaneous other operating expense	0	3	2	4
Income before finance costs and income taxes	382	176	809	702
Finance costs, net	(118)	(136)	(238)	(269)
Income before income taxes	264	40	571	433
Income tax expense (note 10)	(41)	(116)	(208)	(317)
Net income (loss)	223	(76)	363	116
Attributable to:
Equity holders of Barrick Gold Corporation	194	(94)	305	64
Non-controlling interests	$ 29	$ 18	$ 58	$ 52
Earnings (loss) per share data attributable to the equity holders of Barrick Gold Corporation (note 8)
Basic	$ 0.11	$ (0.08)	$ 0.17	$ 0.05
Diluted	$ 0.11	$ (0.08)	$ 0.17	$ 0.05